REORGANIZATION COSTS (Details) $ in Thousands	3 Months Ended
Jun. 30, 2021 CAD ($)
REORGANIZATION COSTS
Professional and advisory costs	$ 12,546
Key employee retention plan	2,536
Prepetition claims and other costs	4,927
Reorganization costs	$ 20,009